Stockholder's Equity	12 Months Ended
Dec. 31, 2012
Stockholder's Equity
Stockholder's Equity

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5.00 per share. All the shares are issued and outstanding as of December 31, 2012 and 2011. All the outstanding shares at December 31, 2012 are owned by the Parent (see Note 1). The Company paid dividends of $110,000, $32,000 and $58,000 at December 31, 2012, 2011 and 2010, respectively.

The maximum amount of dividends which can be paid by the Company to its shareholder without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Company received contributed capital of $21,576 from its Parent in the year ending December 31, 2011, in the form of a deferred tax asset. The tax allocation agreement was amended in 2011 to contribute a capital loss deferred tax asset of an affiliated entity to offset the Company's net capital gains. There was no contributed capital in 2012 or 2010.